UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2009

Date of reporting period:	June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—77.4%
Airlines—0.9%
$8,760	American Airlines, Inc., 8.608%, 10/1/12	Baa3/BB+	$8,015,400
	Continental Airlines, Inc.,
11,425	6.92%, 4/2/13 (a)(b)(g)	NR/NR	11,318,954
3,732	7.373%, 6/15/17	Ba1/BB+	3,097,427
138	United Air Lines, Inc., 6.602%, 3/1/15	Ba2/BBB	136,871
			22,568,652

Automotive—3.5%
	Allison Transmission (a)(d),
13,800	11.00%, 11/1/15	Caa1/B-	12,420,000
4,000	11.25%, 11/1/15, PIK	Caa1/B-	3,480,000
	ArvinMeritor, Inc.,
5,300	8.125%, 9/15/15	B2/B	4,187,000
18,700	8.75%, 3/1/12	B2/B	16,549,500
1,000	Cooper-Standard Automotive, Inc., 8.375%, 12/15/14	Caa1/CCC+	740,000
	Ford Motor Co.,
5,000	7.125%, 11/15/25	Caa1/CCC+	2,825,000
10,350	7.45%, 7/16/31	Caa1/CCC+	6,080,625
5,900	7.50%, 8/1/26	Caa1/CCC+	3,392,500
5,000	9.215%, 9/15/21	Caa1/CCC+	3,375,000
	General Motors Corp.,
4,000	8.10%, 6/15/24	Caa1/B-	2,120,000
1,300	8.25%, 7/15/23	Caa1/B-	763,750
3,000	8.80%, 3/1/21	Caa1/B-	1,777,500
20,000	9.40%, 7/15/21	Caa1/B-	12,500,000
5,596	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	Ba3/BB-	5,609,990
	Tenneco Automotive, Inc.,
7,025	8.625%, 11/15/14	B3/B	6,234,688
3,909	10.25%, 7/15/13	Ba3/BB	4,109,336
			86,164,889

Building/Construction—0.4%
11,985	Ahern Rentals, Inc., 9.25%, 8/15/13	B3/B+	8,808,975
€2,000	Grohe Holding GmbH, 8.625%, 10/1/14	B3/CCC+	2,355,447
			11,164,422

Chemicals—1.5%
$3,808	ARCO Chemical Co., 9.80%, 2/1/20	B3/B	3,046,400
5,500	Great Lakes Chemical Corp., 7.00%, 7/15/09	Ba2/BB+	5,527,500
20,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (a)(d)	B3/B-	13,862,812
15,300	Nalco Co., 8.875%, 11/15/13	B3/B-	15,759,000
			38,195,712

Commercial Products—1.1%
28,910	Hertz Corp., 8.875%, 1/1/14	B1/BB-	26,597,200

Computer Services—2.4%
22,720	First Data Corp., 9.875%, 9/24/15 (a)(d)	B3/B	19,794,800
	SunGard Data Systems, Inc.,
21,556	9.125%, 8/15/13	Caa1/B+	21,879,340
17,000	10.25%, 8/15/15	Caa1/B-	17,170,000
			58,844,140

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Consumer Products—0.9%
	Buhrmann U.S., Inc.,
$500	7.875%, 3/1/15	B2/B	$558,690
6,875	8.25%, 7/1/14	B2/BB-	7,510,938
16,400	NPC International, Inc., 9.50%, 5/1/14	Caa1/B-	14,268,000
			22,337,628

Containers & Packaging—0.5%
	Berry Plastics Holding Corp.,
1,000	7.568%, 2/15/15, FRN	B1/BB-	962,500
10,750	8.875%, 9/15/14	Caa1/B	9,352,500
1,700	10.25%, 3/1/16	Caa2/CCC+	1,283,500
			11,598,500

Electronics—1.3%
14,075	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/B-	12,737,875
20,375	Sensata Technologies BV, 8.00%, 5/1/14	B3/B-	18,846,875
			31,584,750

Energy—0.1%
2,000	Enterprise Products Operating L.P., 8.375%, 8/1/66, FRN	Ba1/BB	2,003,946

Financial Services—18.2%
29,060	AES Ironwood LLC, 8.857%, 11/30/25	B1/B+	30,295,128
7,635	AES Red Oak LLC, 8.54%, 11/30/19	B1/BB-	7,959,460
20,125	American Express Co., 7.00%, 3/19/18	A1/A+	20,436,253
4,800	American International Group, Inc., 8.175%, 5/15/68, FRN (a) (d)	A1/A	4,534,234
	Bank of America Corp., FRN (i),
13,000	8.00%, 1/30/18	A1/A+	12,210,120
14,235	8.125%, 5/15/18	A1/A+	13,473,570
11,300	Barclays Bank PLC, 7.70%, 4/25/18, FRN (a)(d)(i)	Aa2/A+	11,554,126
	Bear Stearns Cos., Inc., FRN,
500	2.839%, 5/18/10,	A1/A+	488,276
1,050	3.129%, 1/31/11	Baa1/AA-	1,019,589
5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a)(d)	B2/B	3,375,000
1,300	Caelus Re Ltd., 8.923%, 6/7/11, FRN (a)(b)(d)(g)	NR/BB+	1,299,805
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (a) (b)(d)	B2/BB-	6,660,500
37,175	Citigroup, Inc., 8.40%, 4/30/18, FRN (i)	A2/A	35,385,395
	Ford Motor Credit Co. LLC,
10,000	5.46%, 1/13/12, FRN	B1/B	7,113,180
83,805	8.00%, 12/15/16	B1/B	61,057,306
6,000	12.00%, 5/15/15	B1/B	5,290,500
37,305	General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	B1/B+	24,337,073
15,800	Hexion U.S. Finance Corp., 9.75%, 11/15/14	B3/B	14,378,000
	JET Equipment Trust (a)(d)(f)(g),
91	7.63%, 2/15/15	NR/NR	457
249	10.00%, 12/15/13	NR/NR	208,822
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	B3/CCC+	9,499,175

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
	Lehman Brothers Holdings, Inc.,
$10,400	2.778%, 5/25/10, FRN	A1/A+	$9,638,772
5,000	7.50%, 5/11/38	A2/A	4,656,225
500	Lender Processing Services, Inc., 8.125%, 7/1/16 (a)(d)(e)	Ba2/BB+	503,125
	LVB Acquisition Merger Sub., Inc. (a)(d),
14,015	10.375%, 10/15/17, PIK	B3/B-	14,925,975
39,125	11.625%, 10/15/17	Caa1/B-	41,668,125
3,150	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (i)	A2/BBB+	2,736,821
3,705	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	3,667,950
10,025	Nuveen Investments, Inc., 10.50%, 11/15/15 (a)(d)	B3/B-	9,298,187
2,000	Residential Reinsurance Ltd., 9.399%, 6/6/11, FRN (a)(b)(d)(g)	NR/BB	1,999,000
£2,843	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (g)	NR/NR	4,960,368
$21,203	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B+	21,839,090
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	7,989,850
	UPC Holding BV,
€1,200	7.75%, 1/15/14	B3/B-	1,682,687
€10,200	8.625%, 1/15/14	B3/B-	14,865,314
$36,100	Wachovia Corp., 7.98%, 3/15/18, FRN (i)	A2/A	33,249,905
3,825	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (i)	Aa3/AA-	3,807,566
			448,064,929

Food—1.2%
5,500	American Stores Co., 8.00%, 6/1/26	B1/B+	5,597,047
1	Dole Foods Co., Inc., 8.875%, 3/15/11	Caa1/CCC+	728
24,925	Ingles Markets, Inc., 8.875%, 12/1/11	B2/B+	25,361,188
			30,958,963

Food Services—0.6%
16,025	ARAMARK Corp., 8.50%, 2/1/15	B3/B	15,784,625

Healthcare & Hospitals—4.8%
33,900	Community Health Systems, Inc., 8.875%, 7/15/15	B3/B-	34,281,375
	HCA, Inc.,
12,631	7.19%, 11/15/15	Caa1/B-	10,954,323
11,484	7.50%, 12/15/23	Caa1/B-	9,408,462
355	7.58%, 9/15/25	Caa1/B-	290,138
2,900	8.36%, 4/15/24	Caa1/B-	2,486,228
3,994	8.75%, 9/1/10	Caa1/B-	4,063,895
21,302	9.00%, 12/15/14	Caa1/B-	20,355,531
13,000	9.25%, 11/15/16	B2/BB-	13,422,500
14,450	9.625%, 11/15/16, PIK	B2/BB-	14,919,625
8,425	United Surgical Partners International, Inc., 8.875%, 5/1/17	Caa1/CCC+	7,877,375
			118,059,452

Hotels/Gaming—1.2%
16,179	Harrah’s Operating Co., Inc., 10.75%, 2/1/16 (a)(d)	B3/B+	13,509,465
8,779	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	8,822,895
	MGM Mirage, Inc.,
1,500	6.00%, 10/1/09	Ba2/BB	1,483,125
275	8.375%, 2/1/11	B1/B+	266,750
6,050	Station Casinos, Inc., 7.75%, 8/15/16	B2/B+	4,658,500
			28,740,735

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Machinery—0.3%
$2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B	$2,710,500
4,025	Terex Corp., 8.00%, 11/15/17	Ba3/B+	4,014,938
			6,725,438

Metals & Mining—0.4%
8,305	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	8,775,395

Miscellaneous—2.9%
73,824	Dow Jones CDX U.S. High Yield, 8.375%, 12/29/11 (a)(d)(h)	B3/NR	71,425,010

Multi-Media—4.4%
5,600	Cablevision Systems Corp., 8.00%, 4/15/12	B2/B+	5,320,000
2,850	CanWest MediaWorks L.P., 9.25%, 8/1/15 (a)(d)	B2/CCC+	2,337,000
42,850	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	39,636,250
10,000	Charter Communications Holdings I LLC, 11.00%, 10/1/15	Caa3/CCC	7,462,500
11,325	Charter Communications Operating LLC, 8.375%, 4/30/14 (a) (d)	B3/B-	10,787,062
	CSC Holdings, Inc.,
4,800	7.625%, 7/15/18	B1/BB	4,440,000
4,485	7.875%, 2/15/18	B1/BB	4,193,475
2,000	8.125%, 7/15/09	B1/BB	2,020,000
€6,045	Lighthouse International Co. S.A., 8.00%, 4/30/14 (a)(d)	B2/BB-	7,143,150
$7,000	Nielsen Finance LLC, 10.00%, 8/1/14	Caa1/B-	7,087,500
7,895	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	8,847,469
4,750	Unity Media GmbH, 10.375%, 2/15/15 (a)(d)	Caa2/B-	4,696,562
4,020	Videotron Ltee, 9.125%, 4/15/18 (a)(d)	Ba2/BB-	4,221,000
			108,191,968

Oil & Gas—6.8%
17,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B2/B	16,575,000
10,325	Dynergy-Roseton Danskammer, Inc., 7.67%, 11/8/16	Ba3/B	10,170,125
	El Paso Corp.,
26,000	7.80%, 8/1/31	Ba3/BB-	26,361,192
27,850	8.05%, 10/15/30	Ba3/BB-	28,666,729
3,000	Enbridge Energy Partners L.P., 8.05%, 10/1/37, FRN	Baa3/BB+	2,798,331
	Ferrellgas L.P.,
14,325	8.75%, 6/15/12	B2/B-	14,110,125
24,000	8.87%, 8/1/09 (a)(b)(g)	NR/NR	25,125,729
7,000	OPTI Canada, Inc., 8.25%, 12/15/14	B1/BB+	7,000,000
	SandRidge Energy, Inc. (a)(d),
7,500	8.00%, 6/1/18	B3/B-	7,575,000
10,600	8.625%, 4/1/15, PIK	B3/B-	10,918,000
17,125	SemGroup L.P., 8.75%, 11/15/15 (a)(d)	B1/NR	16,696,875
1,099	Williams Cos., Inc., 7.875%, 9/1/21	Baa3/BB+	1,170,435
			167,167,541

Paper/Paper Products—2.4%
8,750	Cascades, Inc., 7.25%, 2/15/13	Ba3/BB-	7,656,250
	Georgia-Pacific LLC,
27,775	8.00%, 1/15/24	B2/B+	25,830,750
16,585	8.875%, 5/15/31	B2/B+	15,424,050
11,800	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B+	11,593,500
			60,504,550

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Printing/Publishing—1.6%
$1,000	Dex Media, Inc., 8.00%, 11/15/13	B2/B-	$735,000
1,131	Dex Media West LLC, 9.875%, 8/15/13	B1/BB-	1,020,728
1,000	Hollinger, Inc., 11.875%, 3/1/11 (a)(b)(d)(f)(g)	NR/NR	200,322
54,925	RH Donnelley Corp., 8.875%, 1/15/16	B3/B-	33,229,625
6,100	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)(d)	Caa1/CCC+	5,307,000
			40,492,675

Retail—0.8%
27,175	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC+	17,969,469
€2,775	Edcon Proprietary Ltd., 8.208%, 6/15/14, FRN (a)(d)	B2/BB-	2,885,620
			20,855,089

Semi-conductors—0.7%
	Freescale Semiconductor, Inc.,
$19,175	8.875%, 12/15/14	B2/B-	15,675,562
1,490	10.125%, 12/15/16	B3/B-	1,143,575
			16,819,137

Telecommunications—13.1%
14,555	Centennial Communications Corp., 8.125%, 2/1/14	B2/B	14,482,225
26,050	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	25,333,625
24,425	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB	22,104,625
13,550	Cricket Communications, Inc., 9.375%, 11/1/14	Caa1/B-	13,109,625
	Hawaiian Telcom Communications, Inc.,
1,250	8.486%, 5/1/13, FRN	Caa2/CCC	481,250
10,960	9.75%, 5/1/13	B3/CCC	4,438,800
25,500	MetroPCS Wireless, Inc., 9.25%, 11/1/14	Caa1/B-	24,671,250
	Nordic Telephone Co. Holdings ApS,
€2,300	8.25%, 5/1/16 (a)(d)	B2/B	3,315,745
€5,000	8.25%, 5/1/16	B2/B	7,208,141
$12,425	8.875%, 5/1/16 (a)(d)	B2/B	12,238,625
	Nortel Networks Ltd.,
24,400	10.125%, 7/15/13	B3/B-	23,973,000
14,075	10.75%, 7/15/16	B3/B-	14,004,625
14,625	PanAmSat Corp., 6.875%, 1/15/28	B1/BB-	11,407,500
31,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	31,077,500
2,079	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,985,445
10,450	Qwest Corp., 8.875%, 3/15/12	Ba1/BBB-	10,711,250
18,020	Rural Cellular Corp., 9.875%, 2/1/10	B3/CCC	18,425,450
4,000	Sprint Capital Corp., 8.75%, 3/15/32	Baa3/BB	3,819,200
12,100	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/BB-	12,402,500
4,000	TelCordia Technologies, Inc., 6.463%, 7/15/12, FRN (a)(d)	B2/B	3,470,000
6,825	Telesat Canada, 11.00%, 11/1/15 (a)(b)(d)	Caa1/B-	6,859,125
24,975	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	25,661,813
	West Corp.,
8,780	9.50%, 10/15/14	Caa1/B-	7,945,900
6,500	11.00%, 10/15/16	Caa1/B-	5,525,000
13,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (a)(d)	B2/B	13,715,000
3,050	Windstream Corp., 8.625%, 8/1/16	Ba3/BB	3,057,625
3,075	Windstream Regatta Holdings, Inc., 11.00%, 12/1/17 (a)(d)	B2/B	2,137,125
			323,561,969

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Transportation—0.1%
$2,400	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.,
	9.375%, 5/1/12	B2/NR	$2,508,000

Utilities—5.3%
7,000	AES Corp., 8.00%, 6/1/20 (a)(d)	B1/BB-	6,790,000
2,000	Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba, 10.50%, 7/19/13 (a)(d)	Ba3/B+	2,252,243
	Energy Future Holdings Corp. (a)(d),
17,100	10.875%, 11/1/17	B3/B-	17,356,500
2,000	11.25%, 11/1/17, PIK	B3/B-	2,005,000
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BBB	21,954,479
19,534	Midwest Generation LLC, 8.56%, 1/2/16	Baa3/BB+	20,169,191
21,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	22,664,655
	Texas Competitive Electric Holdings Co. LLC (a)(d),
33,700	10.25%, 11/1/15	B3/CCC	33,194,500
5,090	10.50%, 11/1/16, PIK	B3/CCC	4,950,025
			131,336,593
	Total Corporate Bonds & Notes (cost—$2,063,546,002)		1,911,031,908

U.S. GOVERNMENT AGENCY SECURITIES—11.6%
	Fannie Mae, MBS, TBA (e),
169,000	5.00%	NR/AAA	162,002,386
121,000	5.50%	Aaa/AAA	119,279,501
5,000	Freddie Mac, 5.50%, MBS, TBA (e)	Aaa/AAA	4,925,780
	Total U.S. Government Agency Securities (cost—$285,307,445)		286,207,667

SENIOR LOANS (a)(c)—3.6%
Chemicals—0.0%
	INEOS Group Ltd., Term A
1,148	4.885%, 10/7/12		1,013,745
206	4.897%, 10/7/12		181,780
			1,195,525

Commercial Products—0.3%
7,515	Berry Plastics, 9.728%, 6/15/14 (b)		6,822,797

Electronics—0.6%
10,700	Sensata Technologies, 10.347%, 10/27/13 (b)		15,467,568

Energy—0.1%
3,000	TXU TCEH, 6.234%, 10/10/14, Term B1 (e)		2,782,500

Entertainment—0.5%
	Tribune Co.,
3,033	5.478%, 5/30/09, Term X		2,913,265
3,467	5.482%, 5/30/14, Term B		2,621,588
9,982	7.00%, 6/4/14, Term B (b)(e)		7,369,901
			12,904,754

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—0.7%
$19,850	Chrysler Financial Corp., 6.78%, 8/3/12		$16,440,763

Healthcare & Hospitals—0.1%
1,683	HealthSouth Corp., 5.29%, 2/2/13		1,597,170

Recreation—0.4%
	Amadeus Global Travel (b),
€759	5.876%, 4/8/12, Term A		1,099,694
$1,211	6.846%, 4/8/13, Term B		1,110,168
1,211	7.096%, 4/8/14, Term C		1,118,440
6,930	Travelport, 4.631%, 8/23/13, Term DD		6,262,987
			9,591,289

Telecommunications—0.7%
	Integra Telecom, Inc., Term T (b),
1,345	6.894%, 8/31/13		1,270,588
1,617	6.946%, 8/31/13		1,528,121
1,008	7.149%, 8/31/13		952,941
	Nordic Telephone Co. Holdings ApS,
€1,434	6.34%, 11/30/14, Term B		2,202,040
€1,485	6.59%, 11/30/14, Term C		2,289,071
$1,677	NTL Investment, 4.937%, 1/6/13, Term B		1,613,397
4,200	Telesat, 10.50%, 10/31/08 (b)(d)		3,948,000
3,000	West Corp., 7.471%, 10/24/13, Term B (b)		2,757,321
			16,561,479

Wholesale—0.2%
4,566	Roundy’s, Inc., 5.23%, 11/3/11, Term B		4,395,136
	Total Senior Loans (cost—$92,048,383)		87,758,981

MUNICIPAL BONDS & NOTES—0.8%
California—0.6%
	Los Angeles Community Redev. Agcy. Rev., Ser. H,
725	9.00%, 9/1/12	NR/NR	752,166
1,160	9.75%, 9/1/17	NR/NR	1,223,696
1,375	9.75%, 9/1/22	NR/NR	1,446,569
2,170	9.75%, 9/1/27	NR/NR	2,273,661
3,480	9.75%, 9/1/32	NR/NR	3,638,792
	San Diego Redev. Agcy., Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,821,646
1,435	7.49%, 11/1/18	Baa3/NR	1,500,551
1,885	7.74%, 11/1/21	Baa3/NR	1,969,655
			14,626,736

Pennsylvania—0.2%
	Economic Dev. Financing Auth. Rev., VRN (l),
5,300	6.75%, 12/1/36, Ser. A	Ba3/NR	5,366,303
1,000	6.75%, 12/1/36	Ba3/NR	1,012,510
			6,378,813
	Total Municipal Bonds & Notes (cost—$20,603,019)		21,005,549

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—0.3%
$729	Bear Stearns Adjustable Rate Mortgage Trust,
	5.733%, 2/25/36, CMO, FRN	Aaa/AAA	$607,075
651	Citigroup Mortgage Loan Trust, Inc., 3.283%, 8/25/35, CMO, FRN (a)(d)	NR/AAA	560,140
766	Citimortgage Alternative Loan Trust, 6.00%, 6/25/37, CMO	Aaa/NR	741,981
667	GSR Mortgage Loan Trust, 5.347%, 11/25/35, CMO, VRN	NR/AAA	631,352
592	Indymac Index Mortgage Loan Trust, 5.099%, 9/25/35, CMO, VRN	Aaa/AAA	485,809
734	MASTR Adjustable Rate Mortgages Trust, 2.723%, 5/25/37, CMO, FRN	Aaa/AAA	510,393
	Merrill Lynch Alternative Note Asset , CMO,
900	2.783%, 3/25/37, FRN	Aaa/AAA	546,645
807	5.660%, 6/25/37, VRN	Aaa/AAA	618,115
	Washington Mutual, Inc., CMO, FRN,
897	4.298%, 4/25/47	Aaa/AAA	513,924
886	4.368%, 5/25/47	Aaa/AAA	520,613
1,397	Wells Fargo Mortgage Backed Securities Trust,
	2.983%, 7/25/37, CMO, FRN	Aaa/NR	1,207,345
	Total Mortgage-Backed Securities (cost—$6,998,655)		6,943,392

CONVERTIBLE PREFERRED STOCK—0.2% (m)
Shares
Banking—0.1%
2,900	Wachovia Corp., 7.50%, 12/31/49 (Greenshoe Group)	A2/A	2,567,674

Insurance—0.1%
32,900	American International Group, Inc., 8.50%, 8/1/11 (Greenshoe Group)	NR/NR	1,950,641
	Total Convertible Preferred Stock (cost—$5,367,500)		4,518,315

Principal
Amount
(000)
ASSET-BACKED SECURITIES—0.1%
$900	GSAA Trust, 2.783%, 3/25/37, FRN	Aaa/AAA	450,954
900	Morgan Stanley Mortgage Loan Trust, 2.843%, 4/25/37, FRN	Aaa/AAA	525,279
688	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17	Ba2/B+	743,061
	Total Asset-Backed Securities (cost—$1,821,693)		1,719,294

PREFERRED STOCK—0.0%
Shares
Telecommunications—0.0%
155,565	Superior Essex Holding Corp., 9.50%, 11/10/13, Ser. A (cost—$129,313)	NR/NR	217,791

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—6.0%
Commercial Paper—3.8%
Financial Services—3.8%
$4,600	General Electric Capital Corp., 2.45%, 8/4/08	P-1/A-1+	4,589,356
19,100	Societe Generale, 2.74%, 9/10/08	P-1/A-1+	18,994,950
	UBS AG,
12,500	2.60%, 7/14/08	P-1/A-1+	12,488,264

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$29,700	2.625%, 9/2/08	P-1/A-1+	$29,557,440
29,300	2.645%, 9/3/08	P-1/A-1+	29,156,723
	Total Commercial Paper (cost—$94,800,196)		94,786,733

U.S. Treasury Bills (j)—1.7%
41,500	1.01%-1.95%, 8/28/08-9/25/08 (cost—$41,348,451)		41,302,143

U.S. Government Agency Securities—0.4%
9,300	Federal Home Loan Bank, 2.00%, 7/1/08 (cost—$9,300,000)		9,300,000

Repurchase Agreement—0.1%
2,922	State Street Bank & Trust Co., dated 6/30/08, 1.65%, due 7/1/08, proceeds $2,922,134; collateralized by Fannie Mae Discount Note, 2.695%, due 9/24/08, valued at $2,981,250 including accrued interest (cost—$2,922,000)		2,922,000
	Total Short-Term Investments (cost—$148,370,647)		148,310,876

Contracts/
Notional
Amount
OPTIONS PURCHASED (k)—0.0%
	Put Options—0.0%
	Financial Future Euro—90 day (CME),
470	strike price $94.38, expires 12/15/08	2,938
969	strike price $94.63, expires 9/15/08	6,056
	Total Options Purchased (cost—$18,648)	8,994

	Total Investments before options written (cost—$2,624,211,305)—100.0%	2,467,722,767

OPTIONS WRITTEN (k)—(0.0)%
	Call Options—(0.0)%
5,300,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 1.50%, expires 9/20/08	(57,505)
1,100,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 1.50%, expires 9/22/08	(11,935)
46,500,000	30-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.65%, expires 7/25/08	(129,368)
		(198,808)

	Put Options—(0.0)%
5,300,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 1.50%, expires 9/20/08	(52,735)

Contracts/
Notional
Amount		Value*
1,100,000	strike rate 1.50%, expires 9/22/08	$(10,945)
		(63,680)
	Total Options Written (premiums received—$735,040)	(262,488)

	Total investments net of options written (cost—$2,623,476,265)—100.0%	$2,467,460,279

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or person acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists are valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $540,002,676, representing 21.88% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2008.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after June 30, 2008.
(f)	Security in default.
(g)	Securities with an aggregate value of $45,113,457, representing 1.83% of total investments, have been fair valued using methods as described above.
(h)	Credit-linked trust certificate.
(i)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(j)	All or partial amount segregated as collateral for delayed-delivery securities and swaps contracts.
(k)	Non-income producing.
(l)	Subject to Alternative Minimum Tax.
(m)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:

£—British Pound

€—Euro

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2008.

LIBOR—London Inter-bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over-the-Counter

PIK—Payment-in-Kind

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rate change on specified date (such as a coupon date or interest payment date) and or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2008.

Other Investments:

(1)  Futures contracts outstanding at June 30, 2008:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future Euro—90 day	763	$184,417	3/16/09	$2,173,531
	Financial Future Euro—90 day	859	207,169	6/15/09	(890,302)
	Financial Future Euro—90 day	95	22,785	12/14/09	171,396
Short:	U.S. Treasury Bond Futures	(24)	(2,774)	9/19/08	(33,137)
					$1,421,488

(2)  Transactions in options written for the three months ended June 30, 2008:

	Contracts/Notional	Premiums
Options outstanding, March 31, 2008	12,800,000	$242,140
Options written	96,500,000	1,093,816
Options bought back	(50,000,000)	(600,916)
Options outstanding, June 30, 2008	59,300,000	$735,040

(3) Credit default swap contracts outstanding at June 30, 2008:

	Notional Amount		Payments Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America:
AES	$5,000	6/20/10	(2.60)%	$(78,592)
Avis Rent-A-Car	8,000	9/20/13	(7.00)%	18,587
Georgia-Pacific	9,500	6/20/13	6.00%	483,686
GMAC	1,000	3/20/09	5.00%	66,257
HCA	8,000	9/1/10	(3.73)%	(154,144)
HCA	2,000	9/20/13	4.65%	(25,341)
Reliant Energy	5,000	6/20/10	(2.95)%	(52,892)
Barclays Bank:
ARAMARK	5,000	6/20/10	(3.95)%	(54,820)
Dow Jones CDX	3,960	12/20/12	(3.75)%	(29,388)
Dow Jones CDX	10,000	12/20/12	0.758%	123,971
Citigroup:
Celestica	5,000	6/20/10	(3.85)%	(77,907)
Celestica	5,500	9/20/13	4.35%	(102,994)
Community Health Systems	5,000	6/20/10	(3.90)%	(56,899)
Dynegy	1,950	9/20/13	4.40%	(21,330)
First Data	5,000	6/20/10	(6.95)%	(217,709)
Freescale Semiconductor	8,800	9/20/13	5.00%	(257,329)
LCDX	15,000	12/20/12	2.25%	(331,244)
SunGard Data Systems	5,000	6/20/10	(4.10)%	(91,870)
Williams Co.	4,000	10/1/10	(0.77)%	(17,930)
Credit Suisse First Boston:
Masco Corp.	10,000	9/20/09	2.20%	(34,494)
RadioShack Corp.	8,000	9/20/13	(2.05)%	65,232
Sears, Roebuck & Co.	5,000	9/20/13	(4.35)%	82,180
CS First Boston:
Forest Oil	5,000	9/20/12	3.06%	103,574
Sanmina	2,800	9/20/12	4.22%	(213,939)
Deutsche Bank:
Dow Jones CDX	2,000	12/20/12	0.76%	19,617
Dow Jones CDX	5,000	12/20/17	(7.90)%	(149,710)
Masco Corp.	10,000	9/20/13	(2.41)%	92,427
SunGard Data Systems	1,950	9/20/13	4.50%	(21,711)
Goldman Sachs:
Allied Waste	5,000	6/20/10	(2.50)%	(182,061)
ARAMARK	2,700	9/20/13	4.50%	(60,673)
ArvinMeritor	5,000	6/20/10	(6.98)%	46,566
Autozone	8,000	9/20/13	(0.775)%	63,882
Community Health Systems	5,000	6/20/13	5.20%	83,243
Georgia-Pacific	5,000	6/20/10	(4.50)%	(144,667)
GMAC	15,000	3/20/12	6.45%	(3,542,453)
HCA	5,000	6/20/10	(4.19)%	(133,595)
Mirant	8,000	9/20/13	(3.90)%	17,092
NRG Energy	5,000	9/20/13	4.20%	(35,474)
Reliant Energy	3,640	9/20/13	3.85%	(51,395)
Station Casinos	300	6/20/13	5.00%	(15,602)
TRW Automotive Holdings	5,000	6/20/10	(3.69)%	(11,038)
Waste Management	10,000	6/20/13	(1.13)%	(179,675)
JPMorgan Chase:
CenturyTel	13,000	9/20/13	(1.12)%	380,327
CSC Holdings	2,000	9/20/12	2.52%	(149,272)
Eastman Kodak	2,000	6/20/13	(4.61)%	(54,501)
Eastman Kodak	7,000	6/20/13	(4.50)%	(159,555)
GMAC	3,000	3/20/12	2.11%	(962,039)
Hertz	5,000	6/20/10	(4.95)%	(84,320)
Smurfit-Stone Container	4,700	12/20/09	2.30%	(151,387)
Lehman Brothers:
ARAMARK	5,000	9/20/08	2.25%	959
ArvinMeritor	3,000	12/20/09	2.35%	(174,277)
Dynegy	5,000	9/20/08	2.00%	9,270
Freescale Semiconductor	5,000	9/20/08	3.25%	(5,919)
GMAC	3,900	12/20/12	7.95%	(838,779)
GMAC	4,000	12/20/12	8.00%	(856,116)
Harrah’s Operating Co.	5,000	9/20/08	3.75%	(38,577)
L-3 Communications	5,000	9/20/08	1.00%	4,658

			Payments
	Notional Amount		Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Lehman Brothers: (continued)
LCDX	$6,480	6/20/12	1.20%	$(430,802)
LCDX	5,000	12/20/12	2.25%	(112,915)
Sanmina	5,000	9/20/08	3.25%	(196)
Station Casinos	200	6/20/12	5.00%	(8,832)
Merrill Lynch & Co.:
Dow Jones CDX	4,968	12/20/10	1.55%	50,821
Dow Jones CDX	25,200	12/20/10	4.53%	1,050,421
Dow Jones CDX	56,000	12/20/11	3.55%	984,231
Dow Jones CDX	19,300	12/20/12	3.23%	(1,456,718)
Dow Jones CDX	10,000	12/20/12	3.51%	(645,795)
GMAC	2,700	9/20/08	6.40%	(36,693)
GMAC	23,000	9/20/13	5.00%	(511,637)
Residential Capital LLC	7,300	12/20/08	5.00%	(99,649)
Morgan Stanley:
Albertsons LLC	3,600	8/1/09	(0.85)%	(14,316)
Great Lakes Chemical	5,500	7/15/09	(0.37)%	(18,343)
NRG Energy	5,000	6/20/10	(3.09)%	(67,012)
Nucor	10,000	3/20/13	(0.80)%	(143,144)
Qwest	5,000	6/20/10	(5.00)%	(132,812)
TXU Energy	5,000	6/20/10	(4.75)%	(87,585)
Royal Bank of Scotland:
Nortel Networks	5,000	6/20/10	(7.45)%	(287,536)
UBS:
V.F. BP	10,000	3/20/13	(0.73)%	(15,849)
				$(10,144,451)

(4) Interest rate swap agreements outstanding at June 30, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$483,300	12/17/10	3-Month USD-LIBOR	4.00%	$(2,589,904)
Bank of America	17,800	12/17/28	5.00%	3-Month USD-LIBOR	67,060
Bank of America	50,300	12/17/38	5.00%	3-Month USD-LIBOR	(1,578,291)
Barclays Bank	BRL141,100	1/2/12	BRL-CDI-Compounded	10.68%	(8,368,018)
Citigroup	MXN133,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	(90,359)
Citigroup	$36,900	12/17/15	3-Month USD-LIBOR	5.00%	(285,438)
Citigroup	26,400	12/17/28	5.00%	3-Month USD-LIBOR	(307,892)
Deutsche Bank	26,700	12/17/09	3-Month USD-LIBOR	4.00%	(78,085)
Deutsche Bank	£400	9/15/10	6 month LIBOR	5.00%	(18,324)
Deutsche Bank	$260,400	12/17/10	3-Month USD-LIBOR	4.00%	(1,920,488)
Goldman Sachs	BRL18,000	1/2/12	BRL-CDI-Compounded	10.15%	(1,146,705)
Goldman Sachs	£300	9/17/18	5.25%	6-Month GBP-LIBOR	10,281
Goldman Sachs	$6,600	12/17/28	5.00%	3-Month USD-LIBOR	(23,027)
Goldman Sachs	£200	3/18/39	5.00%	6-Month GBP-LIBOR	3,627
JPMorgan Chase	$48,800	12/17/09	3-Month USD-LIBOR	4.00%	(221,774)
JPMorgan Chase	€19,000	9/17/13	4.75%	6-Month EUR-LIBOR	620,758
JPMorgan Chase	€10,500	9/17/18	5.00%	6-Month EUR-LIBOR	221,396
Lehman Brothers	$88,600	12/17/10	3-Month USD-LIBOR	4.00%	(671,134)
Lehman Brothers	400,000	7/20/17	4.93%	3-Month USD-LIBOR	(12,377,022)
Lehman Brothers	400,000	7/20/17	3-Month USD-LIBOR	6.245%	5,742,617
Merrill Lynch & Co.	5,300	12/17/09	3-Month USD-LIBOR	4.00%	(11,684)
Merrill Lynch & Co.	34,000	6/17/10	3-Month USD-LIBOR	4.00%	154,570
Merrill Lynch & Co.	1,700	12/17/23	5.00%	3-Month USD-LIBOR	19,891
Morgan Stanley	MXN162,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	(110,327)
Morgan Stanley	$10,000	12/17/09	3-Month USD-LIBOR	4.00%	(23,945)
Morgan Stanley	323,900	12/17/10	3-Month USD-LIBOR	4.00%	(2,322,635)
Morgan Stanley	BRL174,100	1/2/12	BRL-CDI-Compounded	10.115%	(12,053,823)
Morgan Stanley	$4,000	12/17/15	3-Month USD-LIBOR	5.00%	(6,482)
Morgan Stanley	28,200	12/17/18	5.00%	3-Month USD-LIBOR	(80,966)
Morgan Stanley	156,500	12/17/38	5.00%	3-Month USD-LIBOR	(2,992,125)
Royal Bank of Scotland	34,100	12/17/09	3-Month USD-LIBOR	4.00%	(149,872)
Royal Bank of Scotland	96,400	6/17/10	3-Month USD-LIBOR	4.00%	455,362
Royal Bank of Scotland	157,700	12/17/10	3-Month USD-LIBOR	4.00%	(699,777)
Royal Bank of Scotland	97,800	12/17/15	3-Month USD-LIBOR	5.00%	(165,326)
Royal Bank of Scotland	100	12/17/23	5.00%	3-Month USD-LIBOR	556
Royal Bank of Scotland	200	12/17/38	5.00%	3-Month USD-LIBOR	(3,732)
					$(41,001,037)

BRL — Brazilian Real

£/GBP — British Pound

CDI — Inter-bank Deposit Certificate

€—Euro

LIBOR - London Inter-bank Offered Rate

MXN — Mexican Peso

TIIE — Inter-bank Equilibrium Interest Rate

The Fund received $500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)  Forward foreign currency contracts outstanding at June 30, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	June 30, 2008	(Depreciation)
Purchased:
34,557,900 Brazilian Real settling 7/2/08	$18,609,531	$21,716,464	$3,106,933
34,557,900 Brazilian Real settling 12/2/08	20,168,019	20,909,402	741,383
279,687,500 Mexican Peso settling 7/10/08	25,000,000	27,101,820	2,101,820
633,250,000 Russian Ruble settling 7/10/08	25,000,000	27,005,782	2,005,782
22,875,000,000 South Korean Won settling 8/4/08	25,000,000	21,836,330	(3,163,670)
Sold:
34,557,900 Brazilian Real settling 7/2/08	20,918,826	21,716,464	(797,638)
3,265,000 British Pound settling 8/11/08	6,446,376	6,476,807	(30,431)
39,441,000 Euro settling 7/24/08	61,384,789	62,063,680	(678,891)
279,687,500 Mexican Peso settling 7/10/08	25,069,017	27,101,820	(2,032,803)
633,250,000 Russian Ruble settling 7/10/08	25,094,115	27,005,782	(1,911,667)
22,875,000,000 South Korean Won settling 8/4/08	25,061,627	21,836,330	3,225,297
			$2,566,115

Fair Value Measurements–Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at June 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$1,950,641	$1,421,488
Level 2 - Other Significant
Observable Inputs	2,420,529,300	(32,422,209)
Level 3 - Significant
Unobservable Inputs	44,980,338	(16,157,164)
Total	$2,467,460,279	$(47,157,885)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments
Beginning balance, 3/31/08	$38,894,015	$(28,624,821)
Net purchases (sales) and settlements	13,564,868	—
Accrued discounts (premiums)	(32,804)	—
Total realized and unrealized gain (loss)	533,977	12,467,657
Transfers in and/or out of Level 3	(7,979,718)	—
Ending balance, 6/30/08	$44,980,338	$(16,157,164)

Item 2. Controls and Procedures

(a)         The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.3a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or in reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 22, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 22, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 22, 2008